Investee Companies and other investments (Equity Accounted Investees) (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands					1 Months Ended							12 Months Ended
	May 06, 2021 EUR (€)	May 06, 2021 ILS (₪)	Oct. 01, 2017	May 12, 2014	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 ILS (₪)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 ILS (₪)	Jul. 25, 2016 EUR (€)	Jul. 16, 2015	Nov. 25, 2010	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 EUR (€)	Feb. 27, 2022	Jan. 30, 2022	Dec. 30, 2020	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 23, 2019	Dec. 24, 2018	Apr. 02, 2017 EUR (€)	Apr. 02, 2017 ILS (₪)	Feb. 23, 2017 USD ($)	Jul. 25, 2016 ILS (₪)
Manara [Member]
Disclosure of associates [line items]
Project development costs | €														€ 925
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds											18.75%
Issued production licenses				20 years
License expiration date				May 11, 2034
Proportion of ownership interest											50.00%	9.375%	9.375%
Senior debt												5.10%	5.10%
Amount received for payment of loan					€ 5,800	₪ 22,500
Repayment of shareholders loan	€ 2,259	₪ 9,000			2,560	10,250	€ 896	₪ 19,000
Proceeds from subsidiaries							€ 370	1,500
Amount financial agreement guarantees by direct share												€ 51,000	₪ 180,000
Amount financial agreement guarantees by indirect share												€ 4,500	₪ 16,000
Claims amount payment | $																								$ 183,367,953
Refund amount to Dorad | €																		€ 21,000
Percentage of average production reduced															3.70%		5.70%			7.90%
Percentage of production increase																13.50%					3.30%
Dividend distribution amount	25,400	100,000			€ 31,600	₪ 120,000
Dori Energy [Member]
Disclosure of associates [line items]
Percentage of share capital holds									10.00%		30.00%
Proportion of ownership interest												50.00%	50.00%	50.00%
Shareholders loans												€ 8,495	₪ 29,902
Repayment of shareholders loan | ₪								₪ 3,733
Percentage decrease from Dorad Holding									10.00%
Dividend distribution amount	€ 4,770	₪ 18,750
Zorlu Enerji Elektrik Uretim A.S [Member]
Disclosure of associates [line items]
Percentage of share capital holds										25.00%
Luzon Group [Member]
Disclosure of associates [line items]
Claims amount payment																						€ 218,000	₪ 906,400
Payment received for management and entrepreneurship services									€ 11,900																₪ 49,400
Recovery of amounts committed | ₪																									₪ 49,400
Eilat Ashkelon Infrastructure Services Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds			37.50%
Zorlu [Member]
Disclosure of associates [line items]
Claims amount payment																		123,000	$ 140,000
Claims interest payment amount																		€ 38,000	43,000
Dorad [Member]
Disclosure of associates [line items]
Refund amount to Dorad | $																			$ 24,000
Edelcom Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds									18.75%